Condensed Financial Information of Parent Company - Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Operating expenses:
General and administrative expenses	¥ (111,004)	$ (17,012)	¥ (153,507)	¥ (65,423)
Total operating expenses	(1,103,077)	(169,054)	(1,336,774)	(925,991)
Loss from operations	(407,646)	(62,474)	(584,686)	(463,498)
Loss before income tax expenses	(392,925)	(60,217)	(572,881)	(463,906)
Provision for income taxes	(1,902)	(291)	(1,900)	(24,160)
Net loss	(394,827)	(60,508)	(574,781)	(488,066)
Accretion of convertible redeemable preferred shares				(28,017)	$ (4,075)
Net loss attributable to ordinary shareholders	(394,827)	(60,508)	(574,781)	(516,083)
Net loss	(394,827)	(60,508)	(574,781)	(488,066)
Other comprehensive income/(loss) —Foreign currency translation adjustment, net of nil tax	(19,227)	(2,947)	13,165	16,403
Comprehensive loss	(414,054)	(63,455)	(561,616)	(471,663)
Series A Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares				(1,978)
Series B Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares				(10,140)
Series C Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares				(15,899)
Parent Company [Member]
Operating expenses:
General and administrative expenses	(12,549)	(1,922)	(11,787)	(5,807)
Total operating expenses	(12,549)	(1,922)	(11,787)	(5,807)
Loss from operations	(12,549)	(1,922)	(11,787)	(5,807)
Interest income	2,797	429	6,280
Investment income		0	87	48
Other loss, net		0	(46)	(1)
Loss from subsidiaries and VIEs	(385,075)	(59,015)	(569,315)	(482,306)
Loss before income tax expenses	(394,827)	(60,508)	(574,781)	(488,066)
Provision for income taxes	0	0	0	0
Net loss	(394,827)	(60,508)	(574,781)	(488,066)
Net loss attributable to ordinary shareholders	(394,827)	(60,508)	(574,781)	(516,083)
Net loss	(394,827)	(60,508)	(574,781)	(488,066)
Other comprehensive income/(loss) —Foreign currency translation adjustment, net of nil tax	(19,227)	(2,947)	13,165	16,403
Comprehensive loss	(414,054)	$ (63,455)	¥ (561,616)	(471,663)
Parent Company [Member] | Series A Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares	0			(1,978)
Parent Company [Member] | Series B Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares	0			(10,140)
Parent Company [Member] | Series C Preferred Share [Member]
Operating expenses:
Accretion of convertible redeemable preferred shares	¥ 0			¥ (15,899)